Schedule of Investments

ARK Venture Fund

April 30, 2023 (Unaudited)

	Shares/ Principal/Units	Cost	Value

COMMON STOCKS IN PUBLIC COMPANIES – 53.5%

AEROSPACE& DEFENSE - 2.3%
Rocket Lab USA, Inc.*	85,726	$342,436	$336,046

AUTOMOBILES - 5.3%
Tesla, Inc.*	4,752	749,341	780,801

BIOTECHNOLOGY - 8.0%
Beam Therapeutics, Inc.*	7,954	278,754	244,267
CRISPR Therapeutics AG (Switzerland)*	6,719	310,943	328,828
Exact Sciences Corp.*	3,844	162,283	246,285
Prime Medicine, Inc.*	26,907	417,166	370,510
		1,169,146	1,189,890

CAPITAL MARKETS - 7.4%
Coinbase Global, Inc., Class A*	14,311	694,460	769,788
Robinhood Markets, Inc., Class A*	37,381	357,466	330,822
		1,051,926	1,100,610

ENTERTAINMENT - 4.6%
ROBLOX Corp., Class A*	9,676	300,275	344,466
Roku, Inc.*	5,988	298,166	336,585
		598,441	681,051

FINANCIAL SERVICES - 3.1%
Block, Inc.*	7,608	478,475	462,490

HOTELS, RESTAURANTS & LEISURE - 2.9%
DraftKings, Inc., Class A*	19,811	280,878	434,059

INTERACTIVE MEDIA & SERVICES - 2.1%
Pinterest, Inc., Class A*	13,275	361,603	305,325

IT SERVICES - 4.6%
Shopify, Inc., Class A (Canada)*	7,559	280,257	366,234
Twilio, Inc., Class A*	5,912	273,087	311,030
		553,344	677,264

LIFE SCIENCES TOOLS & SERVICES - 2.2%
10X Genomics, Inc., Class A*	6,069	217,400	318,198

Schedule of Investments (continued)

ARK Venture Fund

April 30, 2023 (Unaudited)

	Shares/ Principal/Units	Cost	Value
COMMON STOCKS IN PUBLIC COMPANIES (continued)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.6%
NVIDIA Corp.	1,365	$178,638	$378,774
Teradyne, Inc.	3,372	362,346	308,133
		540,984	686,907

SOFTWARE - 6.4%
UiPath, Inc., Class A*	21,362	279,064	300,777
Unity Software, Inc.*	12,203	382,034	329,115
Zoom Video Communications, Inc., Class A*	5,168	384,048	317,470
		1,045,146	947,362
TOTAL COMMON STOCKS IN PUBLIC COMPANIES		7,389,120	7,920,003

	Acquisition Date	Shares/ Principal/Units	Cost	Value

COMMON STOCKS IN PRIVATE COMPANIES – 8.2%

ENTERTAINMENT - 1.8%
Discord, Inc.*(a)(b)	11/14/22	960	360,000	270,173

INTERNET - 3.1%
X Holdings, Inc. (Twitter)*(a)(b)	10/28/22	1,000	1,000,000	454,613

SOFTWARE - 3.3%
Epic Games, Inc.*(a)(b)(c)	9/23/22	874	665,525	490,042
TOTAL COMMON STOCKS IN PRIVATE COMPANIES			2,025,525	1,214,828

PREFERRED STOCKS IN PRIVATE COMPANIES – 30.0%

AEROSPACE & DEFENSE - 3.4%
Axiom Space, Inc*(a)(b)	4/12/23	2,960	500,033	500,033

HEALTHCARE PRODUCTS - 6.9%
Freenome, Inc.*(a)(b)	9/23/22	85,711	999,990	1,022,532

SOFTWARE - 17.5%
Anthropic, Inc.*(a)(b)	3/31/23	89,078	1,049,998	1,049,998
Mythical, Inc.*(a)(b)	4/11/23	60,415	500,001	500,001
Replit, Inc.*(a)(b)	1/23/23	25,385	1,000,000	1,043,118
			2,549,999	2,593,117

TRANSPORTATION - 2.2%
Flexport, Inc.*(a)(b)	9/23/22	29,629	404,992	317,623
TOTAL PREFERRED STOCKS IN PRIVATE COMPANIES			4,455,014	4,433,305

Schedule of Investments (continued)

ARK Venture Fund

April 30, 2023 (Unaudited)

	Acquisition Date	Shares/ Principal/Units	Cost	Value

SIMPLE AGREEMENT TO PURCHASE EQUITY IN PRIVATE COMPANIES – 5.4%

COMMERCIAL SERVICES - 2.7%
Chipper Cash*(a)(b)	9/23/22	400,000	$400,000	$400,000

SOFTWARE - 2.7%
MosaicML*(a)(b)	9/23/22	400,000	400,000	400,000
TOTAL SIMPLE AGREEMENT TO PURCHASE EQUITY IN PRIVATE COMPANIES			800,000	800,000

	Shares/ Principal/Units	Cost	Value

MONEY MARKET FUND – 6.8%
Goldman Sachs Financial Square Treasury Obligations Fund, 4.70% (d)	1,009,313	1,009,313	1,009,313
TOTAL INVESTMENTS – 103.9%		15,678,972	15,377,449
Liabilities in Excess of Other Assets – (3.9)%			(578,644)
Net Assets – 100.0%			$14,798,805

*	Non-income producing security
(a)	Investment fair valued by ARK Investment Management LLC (the “Adviser”) in accordance with the Adviser’s valuation policies and procedures that were reviewed by, and are subject to the oversight of, the Board of Trustees. For fair value measurement disclosure purposes, investment is classified as Level 3.
(b)	Restricted security; security may not be publicly sold without registration under the Securities Act of 1933, as amended. As of April 30, 2023, total investments in restricted securities were $6,448,133 and are classified as Level 3.
(c)	These securities have been purchased through unaffiliated Special Purpose Vehicles (“SPVs”) in which the Fund has a direct investment of ownership units of the SPVs. The shares, cost basis and fair value stated are determined based on the underlying securities purchased by the SPV and the Fund’s ownership percentage.
(d)	Rate shown represents annualized 7-day yield as of April 30, 2023.

April 30, 2023 (Unaudited)

Fair value measurements

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund's own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s investments, at fair value as of April 30, 2023:

Investment in Securities	Level 1	Level 2	Level 3	Total
Common Stocks in Public Companies‡	$7,920,003	$–	$–	$7,920,003
Preferred Stocks in Private Companies‡	–	–	4,433,305	4,433,305
Common Stocks in Private Companies‡	–	–	1,214,828	1,214,828
Simple Agreement to Purchase Equity in Private Companies‡	–	–	800,000	800,000
Money Market Fund	1,009,313	–	–	1,009,313
Total	$8,929,316	$–	$6,448,133	$15,377,449

‡	All sub-categories within the security type represent their respective evaluation status. For a detailed breakout by industry, please refer to the Schedule of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the reporting year. As of April 30, 2023, the reconciliation of assets is as follows:

	Common Stocks In Private Companies	Preferred Stocks In Private Companies	Simple Agreement To Purchase Equity In Private Companies	Total
Balance as of September 1, 2022*	$–	$–	$–	$–
Purchases	2,025,525	3,455,014	1,800,000	7,280,539
Sales	–	–	–	–
Transfer into Level 3	–	1,000,000	–	1,000,000
Transfer out of Level 3	–	–	(1,000,000)	(1,000,000)
Net Realized Gain (Loss)	–	–	–	–
Net Change in Unrealized Appreciation (Depreciation)	(810,697)	(21,709)	–	(832,406)
Balance as of April 30, 2023	$1,214,828	$4,433,305	$800,000	$6,448,133
Net Change in Unrealized Appreciation (Depreciation) on Level 3 securities still held as of April 30, 2023	(810,697)	(21,709)	–	(832,406)

*	Commencement of operations

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2023:

Asset Type	Fair Value as of April 30, 2023	Valuation Approach	Significant Unobservable Inputs	Impact to value if Input Increases*	Range	Weighted Average
Preferred Stocks in Private Companies	$4,433,305	Market Approach	Precedent Transactions	Increase	N/A	N/A
			Calibration	Increase	1.7% - 10.8%	4.2%
Common Stocks in Private Companies	1,214,828	Market Approach	Precedent Transactions	Increase	N/A	N/A
			Calibration	Increase	2.0% - 2.3%	2.1%
Simple Agreement to Purchase Equity in Private Companies	800,000	Market Approach	Precedent Transactions	Increase	N/A	N/A

*Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end